PROPERTY AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment [Abstract]
Depreciation	$ 28,647	$ 18,622	$ 83,926	$ 50,233	$ 66,323	$ 46,504